Net Periodic Benefit Pension Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1		$ 1	$ 1
Interest cost	1		1	1
Expected return on plan assets	(1)		(1)	(1)
Amortization of actuarial gain/loss
Amortization of prior service cost
Net periodic benefit costs	$ 1		$ 1	$ 1